Acquisitions - Summary of Acquisition Activity (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Transactions	Dec. 31, 2022 USD ($) Transactions
Disclosure of detailed information about business combination [abstract]
Businesses acquired | Transactions	4	2
Businesses acquired, net of cash | Transactions	4	2
Investments in businesses | Transactions	9	6
Asset acquisitions | Transactions		1
Total number of transactions | Transactions	13	9
Businesses acquired	$ 1,225	$ 153
Less: Cash acquired	(35)	(2)
Businesses acquired, net of cash	1,190	151
Investments in businesses	21	28
Asset acquisitions		8
Deferred and contingent consideration payments	5	4
Total	$ 1,216	$ 191